Intangible Assets (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Cost	$ 1,314,559	$ 1,666,346
Accumulated Amortization	312,516	236,108
Net Carrying Value	1,002,043	1,430,238
Patents [Member]
Cost	1,314,559	1,666,346
Accumulated Amortization	312,516	236,108
Net Carrying Value	$ 1,002,043	$ 1,430,238